Submission	Feb. 12, 2025
Submission [Line Items]
Central Index Key	0001439288
Registrant Name	Zurn Elkay Water Solutions Corporation
Registration File Number	333-284835
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES